FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The Company's financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2022, and 2021:

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$3,642	$-	$-	$3,642

Available-for-sale:

Foreign banks and government debentures	-	33,539	-	33,539
Corporate debentures	-	100,789	-	100,789

Total financial assets	$3,642	$134,328	$-	$137,970

Liabilities
Derivative instruments	$-	$632	$-	$632
Contingent consideration	-	-	8,281	8,281

Total financial liabilities	$-	$632	$8,281	$8,913

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$488	$-	$-	$488

Marketable securities:

Foreign banks and government debentures	-	52,412	-	52,412
Corporate debentures	-	85,309	-	85,309

Total financial assets	$488	$137,721	$-	$138,209

Schedule of Changes in Level 3 Contingent Consideration Obligation Measured On Recurring Basis
The table below presents the changes in Level 3 contingent consideration obligation measured on a recurring basis and related to business combination of SecurityDAM Ltd. in February 2022:

December 31, 2022

Fair value at the beginning of the year	$-
Acquisition date fair value of contingent consideration related to investment in SecurityDAM Ltd. (see Note 3)	9,525
Changes in the fair value of contingent consideration in SecurityDAM Ltd.	819
Reclassification of payable related to contingent consideration to other payables and accrued expenses (see Note 10)	(2,063)

Fair value at the end of the year	$8,281